Item G.1.b.i.  material amendments to organizational documents.

(1)

ARTICLES OF AMENDMENT

for a

MARYLAND    For-Profit    CORPORATION

(2)

(1)

Aberdeen Emerging Markets Equity Income Fund, Inc.

,

a Maryland corporation, certifies to the State Department of Assessments and Taxation of Maryland that the charter of the corporation shall be and hereby is amended as follows:

(3)

The name of the entity has been amended to: abrdn Emerging Markets Equity Fund, Inc.

(4)

This amendment of the charter of the corporation has been approved by a majority of the entire Board of Directors of the Corporation and is limited to a change expressly authorized by Section 2-605 of the Maryland General Corporation Law to be made without action by the stockholders.

The undersigned acknowledges that this is an act of the above-named corporation, and verifies, under the penalties for perjury, that the matters and facts stated herein, which require such verification, are true and accurate, to the best of his/her knowledge, information, and belief.

(5) /s Megan Kenndy                                                                (5)   /s/ Robert Hepp

ATTESTED TO BY (signature/title) Megan Kennedy, Sec.

(6)    Return address of filing party:

SIGNED BY (signature/title)

Robert Hepp, VP

C/O CSC-LAWYERS INCORPORATING

SERVICE COMPANY

7 SAINT PAUL ST., STE 820, BALTIMORE, MD 21202

(2)

CERTIFICATE OF CORRECTION

Any Charter document filed with the Maryland Department of Assessments & Taxation under Titles 1 through 5 or Titles 8 and 10 that contains any typographical error or other error, may be corrected by filing a Certificate of Correction. The filing fee is $25 for standard processing or $75 for expedited processing.

First - Entity name: abrdn Emerging Markets Equity Fund, Inc.

Second - The title of the document being corrected is:

Articles of Amendment

Third - The name of each party to the document being corrected is:

Aberdeen Emerging Markets Equity Income Fund, Inc., abrdn Emerging Markets Equity Fund, Inc.

Fourth - The date that the document being corrected was filed is:

June 14, 2022

Fifth - The provision in the document as previously filed:

The name of the entity has been amended to: abrdn Emerging Markets Equity Fund, Inc.

The Articles of Amendment shall be effective at 12:01 a.m. on June 30, 2022

Sixth - The provision in the document as corrected:

The name of the entity has been amended to: abrdn Emerging Markets Equity Income Fund, Inc.

The Articles of Amendment shall be effective at 12:01 a.m. on June 30, 2022

I hereby certify under penalties of perjury that the affirmation statements are, to the best of my knowledge and belief, true.

This certificate of correction shall be executed in the same manner in which the document being corrected is/was required to be executed at the time of the filing of the certificate of correction.

/s/ Robert Hepp

Signature / Title Robert Hepp, VP

/s/ Megan Kennedy

Signature / Title

Megan Kennedy, VP and Secretary

Signature / Title                                                            Signature / Title